Operating Restructuring Costs (Detail) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,300	$ 4,700
Write down of assets	1,300
Restructuring reserve	2,100			$ 2,100
Operations restructuring costs	0		$ 0	4,655	$ 0
Accrued Expenses and Other Current Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3,400
Other Operating Expense
Restructuring Cost and Reserve [Line Items]
Operations restructuring costs	$ 4,700		$ 6,800	$ 15,500	$ 23,600